CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash		$ 94,703	$ 2,979
Other current assets		5,270	55,059
Total Current Assets		99,973	58,038
Non-current assets
Plant and equipment		37,500
Right of use asset		51,926
Security deposit		4,000
Investment		1	1,019,961
Total Non-Current Assets		93,427	1,019,961
Total Assets		193,400	1,077,999
Current Liabilities
Accounts payable		461,577	314,523
Related party payables		4,000
Federal relief loans		60,292
Loans payable		23,633	61,631
Loans payable - Related parties			30,026
Convertible debt, net of unamortized discount of $980,852 and $371,387, respectively		903,641	359,362
Operating lease liability		44,134
Derivative liability		2,966,416	905,576
Total Current Liabilities		4,463,693	1,671,118
Non-Current Liabilities
Federal relief loans		152,728
Operating lease liability		7,792
Total Non-Current Liabilities		160,520
Total Liabilities		4,624,213	1,671,118
Stockholders' Deficit
Preferred stock, $0.0001 par value, 25,000,000 shares authorized, and 0 shares issued and outstanding as of December 31, 2020 and December 31, 2019.
Common stock, $0.0001 par value; 500,000,000 shares authorized, 128,902,124 and 193,637,747 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively.	[1]	19,363	12,890
Additional paid-in-capital		23,179,399	21,579,022
Accumulated deficit		(27,629,575)	(22,185,031)
Total Stockholders' Deficit		(4,430,813)	(593,119)
Total Liabilities and Stockholders' Deficit		$ 193,400	$ 1,077,999

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.